Earnings/ (Loss) per share - Basic and Diluted (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Earnings per share, Basic EPS [Abstract]:
Net income	$ 70,613	$ 47,213
Less paid and accrued earnings allocated to Preferred Stock	(7,313)	(5,719)
Net income available to common stockholders	$ 63,300	$ 41,494
Weighted average number of common shares, basic and diluted	74,876,866	74,800,000
Earnings per common share, basic and diluted	$ 0.85	$ 0.55